Dec. 14, 2018
MainStay VP Epoch U.S. Small Cap Portfolio (Prospectus Summary) | MainStay VP Epoch U.S. Small Cap Portfolio
MainStay VP Epoch U.S. Small Cap Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Epoch U.S. Small Cap Portfolio

(the “Portfolio”)

Supplement dated December 14, 2018 (“Supplement”) to the Prospectuses and Summary Prospectuses dated May 1, 2018 and Statement of Additional Information (“SAI”) dated May 1, 2018, as amended November 30, 2018

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses and SAI.

At a meeting held on December 10-12, 2018, the Board of Trustees considered and approved submitting the following proposal (the “Proposal”) to shareholders of the Portfolio at a special meeting to be held on or about April 30, 2019 (with any postponements or adjournments, “Special Meeting”):

To approve an Agreement and Plan of Reorganization providing for the acquisition of the assets and liabilities of the MainStay VP Epoch U.S. Small Cap Portfolio by MainStay VP MacKay Small Cap Core Portfolio (the “Acquiring Portfolio”), each a series of MainStay VP Funds Trust, in exchange for shares of the Acquiring Portfolio, followed by the distribution of shares of the same class of the Acquiring Portfolio to the shareholders of record of the Portfolio and the complete liquidation of the Portfolio (the “Reorganization”).

On or about March 11, 2019, shareholders of record of the Portfolio as of the close of business on the record date will be sent a proxy statement/prospectus containing further information regarding the Proposal. The proxy statement/prospectus will also include information about the Special Meeting, at which shareholders of the Portfolio will be asked to consider and approve the Proposal. In addition, the proxy statement/prospectus will include information about voting on the Proposal and options shareholders will have to either attend the Special Meeting in person or to provide voting instructions with respect to their shares. New York Life Investment Management LLC will bear the cost of direct expenses relating to the Special Meeting and the direct costs associated with the purchase and sale of securities of the Portfolio conducted in connection with the Reorganization.

MainStay VP Funds Trust has been informed by NYLIAC that the Reorganization will not affect your rights under your variable annuity contract or a variable universal life insurance policy (“Policy”) issued by New York Life Insurance and Annuity Corporation, a Delaware corporation (“NYLIAC”), or NYLIAC's obligations under your Policy. In addition, MainStay VP Funds Trust has been informed by NYLIAC that you may transfer your allocation in the Portfolio to another investment option available under your Policy without any charges and the transfer would not count against any “free transfers” available during a particular period through the Reorganization and for 60 days after the Reorganization.

This Supplement is not a solicitation of any proxy.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.